Tradr 2X Long OPEN Daily ETF

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$13,042,136
TOTAL NET ASSETS — 100.0%	$13,042,136

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	Opendoor Technologies, Inc.	Receive	32.63% (OBFR01* + 2900bps)	At Maturity	11/25/2026	$362	$-	$(127)
Marex	Opendoor Technologies, Inc.	Receive	9.63% (OBFR01* + 600bps)	At Maturity	11/23/2026	24,638,514	-	(919,543)
TOTAL EQUITY SWAP CONTRACTS								$(919,670)

*	OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.